As filed with the Securities and Exchange Commission on November 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2008

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2007
Country Growth Fund
(Unaudited)

			Shares	Value
COMMON STOCKS - 97.78%
Consumer Discretionary - 8.99%
Best Buy Co, Inc.			52,000	$2,393,040
Carter's, Inc. (a)			119,200	2,378,040
Gentex Corporation			227,000	4,866,880
H & R Block, Inc.			95,600	2,024,808
The Home Depot, Inc.			95,200	3,088,288
Limited Brands			120,000	2,746,800
Target Corporation			49,000	3,114,930
				20,612,786
Consumer Staples - 12.31%
Altria Group, Inc.			50,000	3,476,500
Archer-Daniels-Midland Company			93,000	3,076,440
CVS Caremark Corporation			134,000	5,310,420
McCormick & Company			64,700	2,327,259
The Procter & Gamble Company			82,000	5,767,880
Sysco Corporation			107,100	3,811,689
Wal-Mart Stores, Inc.			101,800	4,443,570
				28,213,758
Energy - 12.95%
Apache Corporation			36,900	3,323,214
Chesapeake Energy Corp.			76,400	2,693,864
ChevronTexaco Corp.			35,000	3,275,300
ConocoPhillips			45,300	3,975,981
Exxon Mobil Corporation			69,500	6,432,920
Halliburton Company			138,000	5,299,200
Schlumberger Limited (b)			44,500	4,672,500
				29,672,979
Financials - 15.29%
ACE Limited (b)			57,200	3,464,604
AFLAC INCORPORATED			59,000	3,365,360
American Express Company			47,400	2,814,138
American International Group, Inc.			66,500	4,498,725
Bank of America Corporation			38,669	1,943,891
Bank Of New York Mellon Corp Com			60,094	2,652,549
Citigroup Inc.			105,300	4,914,351
JPMorgan Chase & Co.			79,620	3,648,188
MGIC Investment Corporation			108,600	3,508,866
Wells Fargo & Company			119,000	4,238,780
				35,049,452
Health Care - 12.42%
Abbott Laboratories			66,500	3,565,730
Amgen Inc. (a)			52,000	2,941,640
Forest Laboratories, Inc. (a)			57,800	2,155,362
Johnson & Johnson			78,000	5,124,600
Medco Health Solutions, Inc. (a)			37,200	3,362,508
Medtronic, Inc.			83,600	4,715,876
Pfizer Inc.			135,000	3,298,050
Wellpoint Inc. (a)			42,000	3,314,640
				28,478,406
Industrials - 11.81%
3M Co.			44,200	4,136,236
Caterpillar Inc.			43,000	3,372,490
Emerson Electric Co.			58,800	3,129,336
FedEx Corp.			23,900	2,503,525
General Electric Company			178,000	7,369,200
Illinois Tool Works, Inc.			70,000	4,174,800
Monster Worldwide, Inc. (a)			70,000	2,384,200
				27,069,787
Information Technology - 16.02%
Cisco Systems, Inc. (a)			112,000	3,708,320
EMC Corporation (a)			111,000	2,308,800
Intel Corporation			194,000	5,016,840
International Business Machines Corporation			24,400	2,874,320
Intuit Inc. (a)			113,900	3,451,170
Iron Mountain, Inc. (a)			77,990	2,377,136
Microsoft Corporation			142,100	4,186,266
Nokia Corp. - ADR			106,000	4,020,580
Oracle Corp. (a)			117,000	2,533,050
QUALCOMM Inc.			69,100	2,920,166
Western Union Company			158,000	3,313,260
				36,709,908
Materials - 2.77%
Alcoa Inc.			72,000	2,816,640
Newmont Mining Corporation			79,000	3,533,670
				6,350,310
Telecommunication Services - 3.50%
AT&T, Inc.			110,000	4,654,100
Verizon Communications Inc.			76,122	3,370,682
				8,024,782
Utilities - 1.72%
Dominion Resources Inc.			46,700	3,936,810
TOTAL COMMON STOCKS (Cost $152,209,964)				224,118,978

			Principal
			Amount
MORTGAGE BACKED SECURITIES - 0.16%
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020			$75,629	74,447
Federal Home Loan Mortgage Corp.
9.500%, 06/15/2009			244	253
9.000%, 07/15/2016			3,134	3,360
7.150%, 09/25/2028 (d)			168,606	168,084
6.500%, 07/15/2029			11,015	11,297
Mortgage IT Trust
4.250%, 02/25/2035 (d)			69,478	67,464
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $44,819) (c)			39,815	40,929
TOTAL MORTGAGE BACKED SECURITIES (Cost $366,949)				365,834

			Shares
SHORT TERM INVESTMENTS - 1.48%
Money Market Funds - 1.48%
Federated Prime Obligations Fund			401,339	401,339
Janus Money Market Fund			3,000,000	3,000,000
TOTAL SHORT TERM INVESTMENTS (Cost $3,401,339)				3,401,339

Total Investments - 99.42% (Cost $155,978,252) (e)				227,886,151
Other Assets in Excess of Liabilities - 0.58%				1,331,057
TOTAL NET ASSETS - 100.00%				$229,217,208

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
(d)	The coupon rate shown on variable rate securities represents the rates at September 30, 2007.
(e)	The cost basis of investments for federal income tax purposes at 9/30/07 was as follows*:

	Cost of investments	$ 155,978,332
	Gross unrealized appreciation	77,772,726
	Gross unrealized depreciation	(5,864,907)
	Net unrealized appreciation	$ 71,907,819

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Investments
September 30, 2007
Country Bond Fund

		Principal
		Amount	Value
ASSET BACKED SECURITIES - 5.96%
AEP Texas Central Transportation
5.170%, 01/01/2020		$1,000,000	$977,667
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009		550,000	549,049
5.210%, 03/17/2014		500,000	501,406
CIT Equipment Collateral
5.050%, 04/20/2014		800,000	803,360
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017		200,000	184,387
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021		1,200,000	1,190,763
5.363%, 03/25/2030		400,000	395,973
4.931%, 05/25/2032 (b)		380,006	369,642
FedEx Corp.
6.720%, 01/15/2022		304,039	318,632
Green Tree Financial Corporation
6.870%, 01/15/2029		67,062	69,195
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013		500,000	504,688
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014		400,000	389,031
Residential Asset Securities Corporation
4.767%, 10/25/2032		1,179,906	1,160,265
5.600%, 06/25/2034		1,000,000	937,868
TOTAL ASSET BACKED SECURITIES (Cost $8,433,916)			8,351,926

CORPORATE BONDS - 19.43%
Abbott Labs
5.600%, 05/15/2011		400,000	407,418
Alabama Power Co.
5.500%, 10/15/2017		250,000	245,671
Alcoa, Inc.
5.550%, 02/01/2017		400,000	386,416
American Express Travel
5.250%, 11/21/2011 (Acquired 8/29/07, Cost $641,827) (a)		650,000	649,189
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $299,361) (a)		300,000	298,096
Anadarko Petroleum Corp.
5.950%, 09/15/2016		500,000	495,204
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003, Cost $249,218) (a)		250,000	241,552
AT&T Inc.
5.625%, 06/15/2016		500,000	495,754
Baltimore Gas and Electric Company
6.730%, 06/12/2012		650,000	688,280
Bank of America Corporation
5.300%,03/15/2017		1,000,000	970,009
6.975%, 03/07/2037		250,000	283,589
Burlington Northern Santa Fe
5.720%, 01/15/2024		468,575	468,247
Caterpillar Inc.
5.700%, 08/15/2016		500,000	498,929
Central Illinois Public Service Co.
7.610%, 06/01/2017		300,000	307,149
Cisco Systems Inc
5.250%, 02/22/2011		500,000	504,651
Citigroup, Inc.
5.250%, 02/27/2012		1,000,000	999,789
5.500%, 08/27/2012		250,000	252,778
Comcast Corporation
6.500%, 01/15/2017		750,000	773,671
CSX Corporation
6.420%, 06/15/2010		250,000	260,239
CSX Transportation, Inc.
6.500%, 04/15/2014		600,000	638,718
Daimler Chrysler NA Holding Co.
4.750%, 01/15/2008		250,000	249,303
E. I. Du Pont De Nemours
5.250%, 12/15/2016		250,000	240,625
Federated Retail Holdings, Inc.
5.900%, 12/01/2016		750,000	717,727
Florida Power Corporation
4.800%, 03/01/2013		300,000	289,741
General Electric Capital Corporation
3.000%, 06/27/2018 (b)		856,000	812,060
General Electric Company
5.000%, 02/01/2013		300,000	297,380
Georgia Power Company
5.700%, 06/01/2017		500,000	499,993
Goldman Sachs Group, Inc.
6.250%, 09/01/2017		400,000	408,756
GTE South, Inc.
6.000%, 02/15/2008		400,000	400,786
Halliburton Company
6.750%, 02/01/2027		100,000	106,250
Harrah's Operating Company, Inc.
6.500%, 06/01/2016		500,000	407,500
Home Depot, Inc.
5.250%, 12/16/2013		500,000	479,973
Ingersoll-Rand Co.
6.015%, 02/15/2028 (d)		500,000	514,606
International Bank Reconstruction & Development
6.000%, 03/04/2020 (b) (d)		500,000	397,500
International Business Machines Corp.
4.750%, 11/29/2012		500,000	491,931
Johnson & Johnson
5.150%, 08/15/2012		500,000	508,138
Kimberly Clark Corp.
6.125%, 08/01/2017		500,000	515,014
Lowes Cos, Inc.
6.650%, 09/15/2037		500,000	505,176
Madison Gas & Electric
6.020%, 09/15/2008		300,000	302,558
Marshall & Ilsley Bank
2.900%, 08/18/2009		109,091	106,052
Merck & Co. Inc.
5.760%, 05/03/2037		200,000	209,296
Merrill Lynch & Co. Inc.
6.050%, 08/15/2012		300,000	307,596
Morgan Stanley
5.750%, 08/31/2012		200,000	200,338
PepsiAmericas, Inc.
4.875%, 01/15/2015		500,000	473,216
Perforadora Centrale
5.240%, 12/15/2018 (d)		306,691	313,788
Province of Ontario
5.500%, 10/01/2008 (d)		400,000	403,777
Rowan Companies, Inc.
5.880%, 03/15/2012		635,000	655,396
Shell International Finance
5.625%, 06/27/2011 (d)		500,000	513,270
Target Corporation
5.875%, 07/15/2016		750,000	749,969
Time Warner, Inc.
6.875%, 05/01/2012		500,000	524,640
U.S. Central Credit Union
2.700%, 09/30/2009		227,273	221,052
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $262,022) (a)		263,256	262,171
Union Pacific Railroad Company
6.630%, 01/27/2022		366,347	382,018
5.866%, 07/02/2030		499,965	519,139
Vessel Management Services Inc.
4.960%, 11/15/2027		328,000	325,153
Viacom, Inc.
5.750%, 04/30/2011 (Acquired 04/05/2006, Cost $496,980) (a)		500,000	504,837
Wachovia Corp.
5.750%, 06/15/2017		500,000	501,894
Wal-Mart Stores, Inc.
4.125%, 02/15/2011		1,074,000	1,043,348
Well Fargo Capital X
5.950%, 12/15/2036		200,000	183,530
Wells Fargo Company
4.875%, 01/12/2011		800,000	792,476
TOTAL CORPORATE BONDS (Cost $27,114,798)			27,203,322

MORTGAGE BACKED SECURITIES - 38.01%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007, Cost $500,000) (a)		500,000	499,445
Bank of America Commercial Mortgage Inc.
7.333%, 11/15/2031		1,000,000	1,035,892
Bank of America Mortgage Securities
5.250%, 10/25/2020		704,235	696,232
Chase Funding Mortgage Loan
4.515%, 02/25/2014		329,364	318,962
Chase Mortgage Finance Corporation
5.500%, 11/25/2035		500,000	499,855
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020		529,404	521,131
6.000%, 11/25/2036		400,000	390,828
Countrywide Alternative Loan Trust
6.000%, 05/25/2033		530,001	527,201
5.500%, 05/25/2036		500,000	472,617
CS First Boston Mortgage Securities Corporation
4.980%, 02/25/2032		700,000	677,286
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036		284,523	284,129
Deutsche Mortgage Securities, Inc.
5.068%, 06/26/2035 (Acquired 09/22/2005, Cost $366,475) (a) (b)		366,649	365,460
Federal Home Loan Bank
4.840%, 01/25/2012		574,407	574,967
4.720%, 09/20/2012		398,485	394,448
Federal Home Loan Mortgage Corp.
5.500%, 03/01/2009		54,587	55,037
7.000%, 03/01/2012		100,970	103,961
4.500%, 05/01/2013		512,603	507,150
5.125%, 12/15/2013		314,671	313,933
5.500%, 10/01/2014		90,626	90,700
5.000%, 03/01/2015		275,637	275,556
6.500%, 03/01/2015		186,630	191,703
5.000%, 12/15/2017		750,000	733,147
5.000%, 11/15/2018		600,000	586,863
5.750%, 12/15/2018		441,548	444,232
5.000%, 10/01/2020		435,719	427,217
5.500%, 03/01/2022		2,790,535	2,783,373
4.500%, 11/15/2023		1,000,000	922,755
5.500%, 10/15/2025		500,000	491,459
7.150%, 09/25/2028 (b)		337,213	336,169
6.500%, 10/01/2029		194,584	199,839
5.000%, 10/15/2031		400,000	387,954
5.000%, 06/01/2034		351,864	336,523
5.370%, 02/01/2037		922,258	923,217
Federal National Mortgage Association
6.500%, 03/01/2008		9,001	8,985
5.000%, 03/01/2010		102,468	102,386
5.000%, 03/01/2013		146,765	146,573
4.500%, 04/01/2013		166,081	164,135
5.000%, 04/01/2013		126,458	126,292
5.000%, 05/01/2013		235,373	235,063
5.500%, 06/01/2013		110,603	111,561
3.500%, 09/01/2013		471,737	454,150
4.500%, 09/01/2013		208,452	205,864
5.500%, 10/01/2013		275,046	277,658
5.000%, 02/01/2014		675,955	675,021
3.500%, 02/25/2015		59,641	59,210
4.000%, 05/01/2015		929,151	901,963
6.000%, 06/25/2016		426,561	430,701
4.500%, 06/25/2018		1,250,000	1,184,676
4.500%, 01/01/2019		801,959	774,227
6.500%, 05/01/2019		98,169	100,279
4.510%, 01/01/2020 (b)		265,175	257,956
4.500%, 04/01/2020		742,178	714,786
5.500%, 04/25/2023		500,000	486,766
5.500%, 09/01/2025		505,501	499,409
5.500%, 02/01/2033		267,087	262,445
5.500%, 07/01/2033		905,867	889,819
5.290%, 11/25/2033		1,000,000	999,365
4.138%, 05/01/2034 (b)		172,934	170,359
5.500%, 07/01/2035		1,156,430	1,134,080
5.500%, 12/01/2035		453,953	445,180
6.500%, 02/25/2044		321,638	332,887
6.500%, 05/25/2044		369,270	381,796
First Nationwide Trust
6.750%, 10/21/2031		42,486	43,230
GE Capital Commercial Mortgage Corporation
6.531%, 05/15/2033		500,000	522,384
4.706%, 05/10/2043		989,213	981,796
GMAC Commercial Mortgage Securities Inc.
6.650%, 09/15/2035		161,726	163,021
Government National Mortgage Association
4.500%, 05/20/2014		261,106	254,424
4.140%, 03/16/2018		1,075,082	1,058,544
4.116%, 03/16/2019		697,380	687,059
4.031%, 01/16/2021		1,136,681	1,116,258
6.500%, 04/15/2026		115,376	118,334
8.000%, 07/15/2026		51,473	54,730
4.130%, 02/16/2027		533,814	526,161
3.727%, 03/16/2027		860,505	840,341
6.500%, 07/15/2029		62,459	64,056
7.500%, 11/15/2029		65,892	69,165
6.000%, 06/15/2031		615,963	621,666
6.000%, 02/15/2032		85,812	86,553
5.000%, 01/15/2033		1,120,916	1,086,301
3.998%, 10/16/2033		1,580,046	1,550,952
4.920%, 05/16/2034		600,000	584,714
GS Mortgage Securities Corporation II
6.620%, 10/18/2030		171,824	172,693
Heller Financial Commercial Mortgage
7.750%, 01/15/2034		345,115	360,527
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034		300,000	297,679
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020		140,149	142,375
4.799%, 12/15/2029		2,000,000	1,924,978
Master Adjustable Rate Mortgages Trust
3.818%, 04/21/2034		330,258	325,251
Master Alternative Loan Trust
5.000%, 06/25/2015		308,251	304,347
Merrill Lynch Mortgage Investors, Inc.
5.880%, 12/15/2030		592,312	595,215
Mortgage IT Trust
4.250%, 02/25/2035 (b)		625,306	607,172
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $105,641) (a)		99,727	102,689
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $396,648) (a)		378,246	388,826
Residential Asset Securitization Trust
4.750%, 02/25/2019		394,517	380,585
Salomon Brothers Mortgage Securities VII
6.168%, 11/13/2036		422,863	424,952
Small Business Administration Combination Trust
5.314%, 11/15/2036 (Acquired 10/30/2006, Cost $999,961) (a)		1,000,000	996,830
Small Business Administration Participation Certificates
3.530%, 05/01/2013		278,513	270,304
5.080%, 11/01/2022		409,173	409,209
4.640%, 05/01/2023		517,716	505,203
5.570%, 03/01/2026		370,263	375,098
Structured Asset Securities Corporation
5.540%, 11/25/2032		93,593	93,484
Vendee Mortgage Trust
5.750%, 11/15/2032		200,000	200,906
Wachovia Bank Commercial Mortgage Trust
3.003%, 04/15/2035		439,015	435,113
5.230%, 07/15/2041 (b)		250,000	248,283
5.509%, 04/15/2047		500,000	491,230
Washington Mutual
4.137%, 01/25/2033 (b)		225,855	225,299
4.835%, 10/25/2035 (b)		361,711	357,949
Wells Fargo Mortgage Backed Securities Trust
5.500%, 02/25/2018		400,000	399,822
4.450%, 10/25/2033		729,901	711,968
5.597%, 07/25/2036 (b)		1,126,203	1,123,313
TOTAL MORTGAGE BACKED SECURITIES (Cost $53,419,165)			53,203,822

MUNICIPAL BONDS - 1.06%
Kentucky State Property & Buildings Community Revenue Bond
5.100%, 10/01/2015		500,000	489,080
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026		1,000,000	993,180
TOTAL MUNICIPAL BONDS (Cost $1,501,615)			1,482,260

U.S. GOVERNMENT AGENCY ISSUES - 9.92% (c)
Federal Farm Credit
6.690%, 09/08/2010		500,000	530,521
Federal Home Loan Bank
4.250%, 11/27/2009 (b)		1,500,000	1,499,259
4.000%, 07/15/2011 (b)		150,000	148,754
4.000%, 06/19/2013 (b)		100,000	98,947
4.000%, 06/26/2013 (b)		540,000	534,705
4.000%, 07/09/2013 (b)		250,000	245,339
4.250%, 07/15/2013 (b)		600,000	591,641
4.000%, 07/23/2013 (b)		210,000	207,511
5.000%, 07/23/2013 (b)		385,000	384,943
5.000%, 03/17/2014 (b)		150,000	149,929
5.250%, 06/18/2014 (b)		1,000,000	1,025,464
4.500%, 07/02/2015 (b)		1,100,000	1,073,443
4.000%, 12/30/2015 (b)		575,000	555,286
4.000%, 03/30/2016 (b)		150,000	148,592
4.000%, 04/22/2016 (b)		340,000	335,756
4.500%, 06/05/2018 (b)		350,000	343,393
4.250%, 06/12/2018 (b)		600,000	589,949
4.250%, 06/19/2018 (b)		400,000	390,500
4.500%, 06/19/2018 (b)		300,000	292,904
4.000%, 06/26/2018 (b)		425,000	416,066
4.250%, 06/26/2018 (b)		200,000	194,445
4.500%, 06/26/2018 (b)		350,000	342,295
4.000%, 07/09/2018 (b)		200,000	193,708
4.250%, 07/17/2018 (b)		1,000,000	971,473
4.500%, 07/23/2018 (b)		200,000	196,304
5.000%, 07/30/2018 (b)		400,000	392,363
Federal Home Loan Mortgage Corp.
4.750%, 02/21/2013		300,000	301,058
Government National Mortgage Association
6.000%, 10/15/2036		903,475	909,539
New Valley Generation IV
4.687%, 01/15/2022		321,114	312,265
Overseas Private Investment Company
3.420%, 01/15/2015		265,781	256,567
5.685%, 05/15/2012		250,000	260,965
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $13,634,165)			13,893,884

U.S. TREASURY OBLIGATIONS - 19.88%
U.S. Treasury Bond - 4.31%
5.375%, 02/15/2031		1,650,000	1,766,274
4.500%, 02/15/2036		4,500,000	4,266,211
			6,032,485
U.S. Treasury Inflation Index Bond - 0.88%
2.375%, 01/15/2025		1,215,588	1,226,319
U.S. Treasury Inflation Index Note - 3.73%
0.875%, 04/15/2010		989,595	956,737
3.000%, 07/15/2012		1,390,236	1,446,931
1.875%, 07/15/2013		340,248	334,825
2.000%, 01/15/2014		394,573	388,901
2.500%, 07/15/2016		1,031,460	1,050,639
2.375%, 01/15/2017		1,032,920	1,040,345
			5,218,378
U.S. Treasury Notes - 10.96%
4.625%, 03/31/2008		1,000,000	1,002,344
4.875%, 08/31/2008		2,000,000	2,012,968
4.875%, 08/15/2009		2,000,000	2,032,188
3.500%, 12/15/2009		700,000	692,891
4.750%, 03/31/2011		1,000,000	1,021,875
4.625%, 08/31/2011		2,000,000	2,035,312
4.250%, 11/15/2014		900,000	891,352
4.125%, 05/15/2015		1,100,000	1,076,797
4.500%, 11/15/2015		1,000,000	1,001,328
4.875%, 08/15/2016		3,500,000	3,582,033
			15,349,088
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,689,751)			27,826,270

SHORT TERM INVESTMENTS - 4.86%
Money Market Funds - 4.86%
Federated Prime Obligations Fund		2,810,427	2,810,427
Janus Money Market Fund		3,988,663	3,988,663
TOTAL SHORT TERM INVESTMENTS (Cost $6,799,090)			6,799,090

Total Investments - 99.12% (Cost $138,592,500) (e)			138,760,574
Other Assets in Excess of Liabilities - 0.88%			1,226,122
TOTAL NET ASSETS - 100.00%			139,986,696

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
(b)	The coupon rate shown on variable rate securities represents the rates at September 30, 2007.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d) Foreign issuer.
(e)	The cost basis of investments for federal income tax purposes at 09/30/07 was as follows*:

Cost of investments	$ 138,614,274
Gross unrealized appreciation	1,221,474
Gross unrealized depreciation	(1,075,174)
Net unrealized depreciation	$ 146,300

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)                /s/ Philip T. Nelson
Philip T. Nelson, President

Date      11/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Philip T. Nelson
 Philip T. Nelson, President

Date      11/27/07

By (Signature and Title)*              /s/ Kurt F. Bock
Kurt F. Bock, Treasurer

Date       11/27/07

* Print the name and title of each signing officer under his or her signature.